Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from operating activities:
Net income	$ 4,710,325	$ 7,031,529
Adjustments reconcile net income to net cash provided by (used in) operating activities:
Depreciation	272,219	283,484
Amortization	19,177	13,733
Net loss from disposal of property, plant and equipment		104,572
Provision for credit loss	1,131,267
Deferred tax benefit	(253,508)
Currency exchange (gain) loss	(327,531)	119,193
(Gain) loss from equity method investments	(6,935)	1,632
Gain from cost method investments		(202)
Gain from disposal of equity interest in a subsidiary	(21,303)
Change in fair value in convertible debt	514,862
Amortization of operating lease right-of-use assets	403
Changes in operating assets and liabilities:
Bank acceptance receivables	1,429,460	2,755,706
Accounts receivable	(7,845,816)	(14,101,576)
Accounts receivable-related party	(345,352)
Inventories	491,208	(606,934)
Prepayments and other assets	(69,200)	178,920
Accounts payable	1,168,462	(1,559,255)
Accrued expenses and other current liabilities	156,440	(38,714)
Advance from customers	(65,927)
Taxes payable	58,172	393,343
Operating leases liabilities	(624)
Net cash provided by (used in) operating activities	1,015,799	(5,424,569)
Cash flows from investing activities:
Purchases of property, plant and equipment	(10,422)	(1,001,925)
Advance to a related party	(5,414,437)
Additions to intangible assets		(3,581,058)
Proceeds from disposal of property, plant and equipment		355,993
Proceeds from disposal of long-term investment		360,839
Net cash used in investing activities	(5,424,859)	(3,866,151)
Cash flows from financing activities:
Proceeds from convertible debt	5,580,000
Proceeds from short-term bank borrowings	6,375,607	5,340,415
Repayments of short-term bank borrowings	(5,821,206)	(4,618,738)
Net cash provided by financing activities	6,134,401	721,677
Effect of foreign exchange rate changes	(161,584)	(306,443)
Net increase (decrease) in cash	1,563,757	(8,875,486)
Cash, beginning of the period	16,926,878	26,736,700
Cash, end of the period	18,490,635	17,861,214
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Cash paid for income tax	1,664,245	2,313,417
Cash paid for interest	$ 117,751	$ 128,973